Shareholder Report, Holdings (Details)	Jun. 30, 2024
Class I
Holdings [Line Items]
Percent of Total Investments	100.00%
Class I | Federated Hermes Govt Oblig [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
Class I | Apollp Global Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.78%
Class I | Allstate Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.69%
Class I | Fifth Third Bancorp [Member]
Holdings [Line Items]
Percent of Total Investments	2.23%
Class I | Citizens Fin Group [Member]
Holdings [Line Items]
Percent of Total Investments	2.09%
Class I | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.05%
Class I | Annaly Capital Mgmt [Member]
Holdings [Line Items]
Percent of Total Investments	1.68%
Class I | Brookfield Infra [Member]
Holdings [Line Items]
Percent of Total Investments	1.64%
Class I | Jackson Fin Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.56%
Class I | Agnc Inv Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.54%
Class I | Traditional Preferred [Member]
Holdings [Line Items]
Percent of Total Investments	66.63%
Class I | Bonds And Corp Bond Trust [Member]
Holdings [Line Items]
Percent of Total Investments	19.94%
Class I | Common Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	6.47%
Class I | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.54%
Class I | Reit Senior Securities [Member]
Holdings [Line Items]
Percent of Total Investments	2.42%
Class i
Holdings [Line Items]
Percent of Total Investments	100.00%
Class i | Federated Hermes Govt Oblig [Member]
Holdings [Line Items]
Percent of Total Investments	6.12%
Class i | Crane Nxt Co [Member]
Holdings [Line Items]
Percent of Total Investments	4.07%
Class i | Mdu Resources [Member]
Holdings [Line Items]
Percent of Total Investments	3.82%
Class i | Api Group Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.65%
Class i | Inter Active Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.65%
Class i | Fortune Brands [Member]
Holdings [Line Items]
Percent of Total Investments	2.64%
Class i | Kyndryl Holding [Member]
Holdings [Line Items]
Percent of Total Investments	2.59%
Class i | Aramark [Member]
Holdings [Line Items]
Percent of Total Investments	2.42%
Class i | Dt Midstream Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.38%
Class i | Crane Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.34%
Class i | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	6.13%
Class i | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	25.07%
Class i | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	11.32%
Class i | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	9.61%
Class i | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	8.89%
Class i | Communication Svcs [Member]
Holdings [Line Items]
Percent of Total Investments	7.86%
Class i | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	7.55%
Class i | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
Class i | Real Estates [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
Class i | Health Cares [Member]
Holdings [Line Items]
Percent of Total Investments	5.83%
Class i | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	3.45%
Class i | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	0.99%
Class S
Holdings [Line Items]
Percent of Total Investments	100.00%
Class S | Federated Hermes Govt Oblig [Member]
Holdings [Line Items]
Percent of Total Investments	6.12%
Class S | Crane Nxt Co [Member]
Holdings [Line Items]
Percent of Total Investments	4.07%
Class S | Mdu Resources [Member]
Holdings [Line Items]
Percent of Total Investments	3.82%
Class S | Api Group Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.65%
Class S | Inter Active Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.65%
Class S | Fortune Brands [Member]
Holdings [Line Items]
Percent of Total Investments	2.64%
Class S | Kyndryl Holding [Member]
Holdings [Line Items]
Percent of Total Investments	2.59%
Class S | Aramark [Member]
Holdings [Line Items]
Percent of Total Investments	2.42%
Class S | Dt Midstream Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.38%
Class S | Crane Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.34%
Class S | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	6.13%
Class S | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	25.07%
Class S | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	11.32%
Class S | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	9.61%
Class S | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	8.89%
Class S | Communication Svcs [Member]
Holdings [Line Items]
Percent of Total Investments	7.86%
Class S | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	7.55%
Class S | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
Class S | Real Estates [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
Class S | Health Cares [Member]
Holdings [Line Items]
Percent of Total Investments	5.83%
Class S | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	3.45%
Class S | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	0.99%
Class I [Default Label]
Holdings [Line Items]
Percent of Total Investments	100.00%
Class I [Default Label] | Federated Hermes Govt Oblig [Member]
Holdings [Line Items]
Percent of Total Investments	8.63%
Class I [Default Label] | Crawford Co [Member]
Holdings [Line Items]
Percent of Total Investments	4.23%
Class I [Default Label] | Intl Money Express [Member]
Holdings [Line Items]
Percent of Total Investments	3.95%
Class I [Default Label] | Silvercrest Asset Mgmt [Member]
Holdings [Line Items]
Percent of Total Investments	3.88%
Class I [Default Label] | Vaalco Energy [Member]
Holdings [Line Items]
Percent of Total Investments	3.49%
Class I [Default Label] | Lakeland Industries [Member]
Holdings [Line Items]
Percent of Total Investments	3.03%
Class I [Default Label] | Genco Shipping [Member]
Holdings [Line Items]
Percent of Total Investments	2.93%
Class I [Default Label] | Aviat Networks [Member]
Holdings [Line Items]
Percent of Total Investments	2.89%
Class I [Default Label] | Newtek Business Svcs [Member]
Holdings [Line Items]
Percent of Total Investments	2.72%
Class I [Default Label] | Smith Wesson Brands [Member]
Holdings [Line Items]
Percent of Total Investments	2.72%
Class I [Default Label] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.62%
Class I [Default Label] | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	19.08%
Class I [Default Label] | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	12.25%
Class I [Default Label] | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	11.99%
Class I [Default Label] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	29.77%
Class I [Default Label] | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	1.79%
Class I [Default Label] | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	11.14%
Class I [Default Label] | Real Estates [Member]
Holdings [Line Items]
Percent of Total Investments	1.73%
Class I [Default Label] | Health Cares [Member]
Holdings [Line Items]
Percent of Total Investments	2.12%
Class I [Default Label] | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	1.51%
class I
Holdings [Line Items]
Percent of Total Investments	100.00%
class I | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
class I | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.24%
class I | Abb Vie Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.63%
class I | Jp Morgan Chase [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
class I | Eaton Corp [Member]
Holdings [Line Items]
Percent of Total Investments	5.33%
class I | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.21%
class I | United Health Group [Member]
Holdings [Line Items]
Percent of Total Investments	4.95%
class I | Eog Resources [Member]
Holdings [Line Items]
Percent of Total Investments	4.38%
class I | Home Depot Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.12%
class I | Chevron Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.03%
class I | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.25%
class I | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	12.74%
class I | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	22.40%
class I | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	11.01%
class I | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%
class I | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	6.11%
class I | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	8.41%
class I | Real Estates [Member]
Holdings [Line Items]
Percent of Total Investments	4.17%
class I | Health Cares [Member]
Holdings [Line Items]
Percent of Total Investments	13.26%
class I | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	4.45%